INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense:
Foreign	$ 13,374	$ 13,167	$ 13,504
Deferred tax expense (benefit):
Local	62,748	21,550	2,518
Foreign	(10,810)	(9,215)	(14,998)
Income tax expense	$ 65,312	$ 25,502	$ 1,024